LEASES - Lease term and Discount rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Options to terminate, Operating lease	1 year
Weighted average remaining lease term, years, Operating lease	4 years 1 month 6 days	2 years 9 months 18 days
Weighted average discount rate, Operating lease	4.00%	3.30%
Operating leases that have not yet commenced	$ 168.0
Operating lease not yet commenced, lease term	9 years
Minimum
LEASES
Remaining lease terms , Operating lease	1 year
Maximum
LEASES
Remaining lease terms , Operating lease	5 years